Intangible assets (Details) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Intangible Assets
Cost of intangible assets		$ 122,252,283	$ 119,667,312
Additions		80,755,427	74,379,148
Acquisitions through business combinations		18,272,405
Disposals		45,075,829	71,794,177
Amortization
Amortization, beginning balance	$ 31,182,949	24,740,768
Acquisitions through business combinations	17,477,030
Disposals	13,222,548	18,400,843
For the period	21,431,224	24,843,024
Amortization, ending balance	56,868,655	31,182,949	24,740,768
Carrying amount of intangible assets	119,335,631	91,069,334
Own systems development expenses
Intangible Assets
Cost of intangible assets		122,252,283	119,667,312
Additions		80,755,427	74,379,148
Acquisitions through business combinations		18,272,405
Disposals		45,075,829	71,794,177
Amortization
Amortization, beginning balance	31,182,949	24,740,768
Acquisitions through business combinations	17,477,030
Disposals	13,222,548	18,400,843
For the period	21,431,224	24,843,024
Amortization, ending balance	56,868,655	31,182,949	$ 24,740,768
Carrying amount of intangible assets	$ 119,335,631	$ 91,069,334